UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadmus Capital Management, LLC

Address:  150 East 52nd Street, 27th Floor
          New York, New York 10022

13F File Number: 028-10721

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Laura Roche
Title:  Chief Financial Officer
Phone:  (212) 829-1633


Signature, Place and Date of Signing:


/s/ Laura Roche               New York, New York           August 14, 2007
--------------------          ------------------          --------------------
     [Signature]                [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total: $192,387
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN  2   COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                                            VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
AIRCASTLE LTD                   COM             G0129K104    4,857     122,000  SH            SOLE       NONE    4,857
ANNALY CAP MGMT INC             COM             035710409   20,909   1,450,000  SH            SOLE       NONE   20,909
ANWORTH MORTGAGE ASSET CP       COM             037347101    8,100     895,000  SH            SOLE       NONE    8,100
BIG 5 SPORTING GOODS CORP       COM             08915P101    1,913      75,000  SH            SOLE       NONE    1,913
BROOKFIELD HOMES CORP           COM             112723101    3,084     106,015  SH            SOLE       NONE    3,084
BURLINGTON NORTHN SANTA FE C    COM             12189T104    6,726      79,000  SH            SOLE       NONE    6,726
CSX CORP                        COM             126408103    8,295     184,000  SH            SOLE       NONE    8,295
GENESIS LEASE LTD               ADR             37183T107   11,234     410,000  SH            SOLE       NONE   11,234
GREAT LAKES BANCORP INC NEW     COM             390914109    7,105     537,859  SH            SOLE       NONE    7,105
GREENLIGHT CAPITAL RE LTD       CLASS A         G4095J109    1,690      75,000  SH            SOLE       NONE    1,690
HERCULES TECH GROWTH CAP INC    COM             427096508   11,196     828,716  SH            SOLE       NONE   11,196
LAS VEGAS SANDS CORP            COM             517834107   20,266     265,300  SH            SOLE       NONE   20,266
MFA MTG INVTS INC               COM             55272X102    3,931     540,000  SH            SOLE       NONE    3,931
NORFOLK SOUTHERN CORP           COM             655844108    5,362     102,000  SH            SOLE       NONE    5,362
NUSTAR GP HOLDINGS LLC          UNIT RESTG LLC  67059l102   24,613     643,300  SH            SOLE       NONE   24,613
SCHOLASTIC CORP                 COM             807066105    6,649     185,000  SH            SOLE       NONE    6,649
SIRIUS SATELLITE RADIO INC      COM             82966U103    1,057     350,000  SH            SOLE       NONE    1,057
SPECTRA ENERGY CORP             COM             847560109   21,451     754,800  SH            SOLE       NONE   21,451
STEAK N SHAKE COM               COM             857873103    5,599     335,500  SH            SOLE       NONE    5,599
TRANSOCEAN INC                  ORD             G90078109    7,843      74,000  SH            SOLE       NONE    7,843
UNION PAC CORP                  COM             907818108    6,564      57,000  SH            SOLE       NONE    6,564
XM SATELLITE RADIO HLDGS INC    CL A            983759101    3,943     335,000  SH            SOLE       NONE    3,943





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